UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number  811-01236

DWS Market Trust
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY  10154
(Address of principal executive offices)             (Zip code)

Paul Schubert
100 Plaza One
Jersey City, NJ 07311
(Name and address of agent for service)

Registrant's telephone number, including area code:  (201) 593-6408

Date of fiscal year end:  3/31

Date of reporting period: 6/30/11

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of June 30, 2011 (Unaudited)

DWS Alternative Asset Allocation Plus Fund
	Shares	Value ($)
Mutual Funds 90.9%
DWS Disciplined Market Neutral Fund "Institutional"	11,710,089	113,470,764
DWS Emerging Markets Equity Fund "Institutional"	4,053,324	76,161,951
DWS Enhanced Commodity Strategy Fund "Institutional"*	25,193,523	112,866,982
DWS Enhanced Emerging Markets Fixed Income Fund "Institutional"	5,653,658	60,663,746
DWS Floating Rate Plus Fund "Institutional"	8,047,471	75,485,280
DWS Global Inflation Plus Fund "Institutional"	8,456,826	90,403,465
DWS Gold & Precious Metals Fund "Institutional"	726,935	15,156,594
DWS RREEF Global Infrastructure Fund "Institutional"	5,060,912	53,139,577
DWS RREEF Global Real Estate Securities Fund "Institutional"	13,411,545	106,487,671

Total Mutual Funds (Cost $626,456,012)		703,836,030
Exchange-Traded Funds 6.9%
iShares MSCI EAFE Small Cap Index Fund	243,296	10,615,005
SPDR Barclays Capital International Treasury Bond	244,300	15,090,411
Vanguard FTSE All World ex-US Small-Cap Fund	87,584	8,997,504
WisdomTree Emerging Markets Local Debt Fund	282,388	15,113,406
WisdomTree Emerging Markets SmallCap Dividend Fund	63,943	3,358,926

Total Exchange-Traded Funds (Cost $47,578,793)		53,175,252
Cash Equivalents 2.2%
Central Cash Management Fund (Cost $16,758,129)	16,758,129	16,758,129

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $690,792,934) †	100.0	773,769,411
Other Assets and Liabilities, Net	0.0	218,880

Net Assets	100.0	773,988,291

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

* Non-income producing security.
†
The cost for federal income tax purposes was $758,774,373.  At June 30, 2011, net unrealized appreciation for all securities based on tax cost was $14,995,038.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $83,743,789 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $68,748,751.

EAFE: Europe, Australasia and Far East
FTSE: Financial Times and the London Stock Exchange
MSCI: Morgan Stanley Capital International
SPDR: Standard & Poor's Depositary Receipt
At June 30, 2011, open futures contracts purchased were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Value ($)	Unrealized Appreciation/ (Depreciation) ($)

10 Year Australian Treasury Bond	AUD	9/15/2011	42	4,777,566	(10,827)
10 Year Canadian Government Bond	CAD	9/21/2011	80	10,284,826	(74,654)
10 Year Japanese Government Bond	JPY	9/8/2011	31	54,310,167	26,955
2 Year US Treasury Note	USD	9/30/2011	130	28,514,688	67,031
United Kingdom Long Gilt Bond	GBP	9/28/2011	10	1,928,349	(9,911)

Total net unrealized depreciation	(1,406)

At June 30, 2011, open futures contracts sold were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Value ($)	Unrealized Depreciation ($)

10 Year US Treasury Note	USD	9/21/2011	392	47,952,625	(100,330)
Federal Republic of Germany Euro-Bund	EUR	9/8/2011	78	14,193,253	(41,851)
Federal Republic of Germany Euro-Schatz	EUR	9/8/2011	533	83,132,461	(150,721)

Total unrealized depreciation	(292,902)

At June 30, 2011, the Fund had the following open forward foreign currency exchange contracts:

Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Appreciation ($)	Counterparty

USD	23,398,972	SEK	150,340,000	7/19/2011	436,268	UBS AG
USD	6,763,696	EUR	4,740,000	7/19/2011	117,791	UBS AG
USD	22,508,676	AUD	21,200,000	7/19/2011	201,810	UBS AG
USD	887,345	CAD	870,000	7/19/2011	14,594	UBS AG
USD	7,271,280	NZD	9,000,000	7/19/2011	176,831	UBS AG
Total unrealized appreciation					947,294

Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Depreciation ($)	Counterparty

USD	11,771,838	GBP	7,280,000	7/19/2011	(76,372)	UBS AG
USD	1,593,411	JPY	127,940,000	7/19/2011	(6,845)	UBS AG
NZD	24,450,000	USD	19,827,239	7/19/2011	(406,798)	UBS AG
JPY	433,680,000	USD	5,367,825	7/19/2011	(10,181)	UBS AG
CHF	29,870,000	USD	35,136,481	7/19/2011	(368,844)	UBS AG
NOK	32,280,000	USD	5,850,755	7/19/2011	(149,390)	UBS AG
CAD	14,090,000	USD	14,475,556	7/19/2011	(131,706)	UBS AG
AUD	10,900,000	USD	11,528,538	7/19/2011	(148,080)	UBS AG
EUR	4,960,000	USD	7,069,007	7/19/2011	(131,873)	UBS AG
Total unrealized depreciation					(1,430,089)

Currency Abbreviations

AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
USD	United States Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of June 30, 2011 in valuing the Fund's investments.

	Level 1	Level 2	Level 3	Total
Assets
Mutual Funds	$703,836,030	$—	$—	$703,836,030
Exchange-Traded Funds	53,175,252	—	—	53,175,252
Short-Term Investments	16,758,129	—	—	16,758,129
Derivatives(a)	93,986	947,294	—	1,041,280
Total	$773,863,397	$947,294	$—	$774,810,691

Liabilities
Derivatives(a)	$(388,294)	$(1,430,089)	$—	$(1,818,383)
Total	$(388,294)	$(1,430,089)	$—	$(1,818,383)

There have been no transfers between Level 1 and Level 2 fair value measurements during the period ended June 30, 2011.
(a)	Derivatives include unrealized appreciation (depreciation) on futures contracts and forward foreign currency exchange contracts.

Derivatives

The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Fund's derivative instruments as of June 30, 2011 categorized by the primary underlying risk exposure.

Primary Underlying Risk Disclosure	Futures	Forward Currency Contracts
Interest Rate Contracts	$(294,308)	$—
Foreign Exchange Contracts	$—	$(482,795)

ITEM 2.	CONTROLS AND PROCEDURES

(a)   The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)   There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Alternative Asset Allocation Plus Fund, a series of DWS Market Trust

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	August 19, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	August 19, 2011

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	August 19, 2011